Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2021
Other Receivables and Prepaid Expenses [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES

NOTE 3:-   OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2021	2020
Deposits *)	$588	$281
AII grants receivable	120	83
Prepaid expenses **)	1,188	119
Governmental institutions	116	25
Receivables from hotel service providers	496	—
Other	7	7
	$2,515	$515

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*)       Deposits to hotel service providers, as per contract, are designed to enable the service to the Company. The deposits are applied or repaid upon termination of Company’s engagement with the relevant hotel service provider as determined in the agreements.

**)     Includes pre-payments to hotel service providers on account of the ability of the Company to receive service. Such pre-payments are applied by the hotel service provider once the Company accrues debt, after the check-in of the travelers as determined in the agreements.